Operating Expenses, Outstanding Restricted Common Stock and Share Options (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted common stock [Abstract]
Outstanding beginning of period (in shares)		819,998	560,000	545,500
Granted (in shares)		874,000	810,000	770,000
Exercised (in shares)	[1]	733,133	550,002	755,500
Forfeited (in shares)		0	0	0
Outstanding end of period (in shares)		960,865	819,998	560,000

[1]	Does not include shares in lieu of dividends